31. Non cash transactions	12 Months Ended
Dec. 31, 2018
Non Cash Transactions
Non cash transactions

During 2018, 2017 and 2016 the Group had the following non-cash transactions:

•       Purchases of property and equipment items not yet paid as per note 14.3;

•       Purchase of intangible assets not yet paid as per note 15.3;

•       Deferred income tax as per note 20;

•       Additions/reversals of provisions for contingencies as per note 21;

•       Transactions with non-controlling interest as per note 24.7;

•       Recognition of ICMS tax credits, according to note 11.